Tangible Equity Units	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Tangible Equity Units

NOTE 13 – TANGIBLE EQUITY UNITS

On November 25, 2014, in an offering registered with the SEC, the Company completed the sale of 150,000 Units for cash and granted the underwriters a 13-day over-allotment option to purchase up to an additional 22,500 Units. On December 1, 2014, the underwriters exercised in full their over-allotment option to purchase 22,500 additional Units, which the Company closed on December 3, 2014. Each Unit is composed of a prepaid stock purchase contract (a “Purchase Contract”) and one share of 7.25% Mandatory Redeemable Preferred Stock, Series A (the “Mandatory Redeemable Preferred Stock”) having a final preferred stock installment payment date of December 1, 2017 and an initial liquidation preference of $201.58 per share of Mandatory Redeemable Preferred Stock. The Company refers to this offering and the sale of its Units herein as the “Units Offering.” The net proceeds from the Units Offering, after deducting the underwriting discount and offering expenses, were $166.3 million.

NOTE 13 – TANGIBLE EQUITY UNITS (Continued)

The Purchase Contracts were recorded as capital in excess of par value, net of issuance costs, and the Mandatory Redeemable Preferred Stock has been recorded as long-term debt. Issuance costs associated with the Mandatory Redeemable Preferred Stock were recorded as deferred financing costs within other long-term assets on the consolidated balance sheet and are being amortized using the effective interest method as interest expense over the term of the instrument. On the issuance date, the Company allocated the proceeds of the Units to equity and debt based on the relative fair values of the respective components of each Unit. The aggregate values assigned upon issuance of each component of the Units were as follows (amounts in thousands except Price per Unit):

	Purchase Contracts (equity component)		Mandatory Redeemable Preferred Stock (debt component)	Total
Price per Unit		$798.42	$201.58	$1,000.00
Gross proceeds		137,727	34,773	172,500
Issuance costs		(4,938)	(1,247)	(6,185)
		$132,789	$33,526	$166,315
Balance sheet impact at issuance:
Other long-term assets (deferred financing fees)	$	−	$1,247	$1,247
Current portion of long-term debt		−	10,887	10,887
Long-term debt		−	23,886	23,886
Capital in excess of par value		132,789	−	132,789

Dividends on each share of Mandatory Redeemable Preferred Stock accumulate on the outstanding liquidation preference at a rate of 7.25% per annum. On March 1, June 1, September 1 and December 1 of each year, commencing on March 1, 2015, the Company will pay equal quarterly cash installments of $18.75 per share of Mandatory Redeemable Preferred Stock (except for the March 1, 2015 installment payment, which will be $20.00 per share of Mandatory Redeemable Preferred Stock), in each case, to the extent that the Company has funds lawfully available for such purpose with respect to any such payments in cash and, with respect to the dividend portion of such payment, such dividend is declared by the Company’s Board of Directors. Each installment payment will constitute a payment of dividends (recorded as interest expense) and a payment of consideration for the partial reduction in liquidation preference of the Mandatory Redeemable Preferred Stock.

Unless settled earlier or redeemed at the holder’s or the Company’s option, each Purchase Contract will automatically settle on December 1, 2017, and the Company will deliver not more than 50.6329 shares and not less than 43.0918 shares of its Common Stock per Purchase Contract. If any holder elects to settle any or all of its Purchase Contracts early, the Company will deliver 43.0918 shares of Common Stock per Purchase Contract. For each Purchase Contract that is not settled early, the number of shares of the Company’s Common Stock issuable upon mandatory settlement of each Purchase Contract (the “settlement amount”) will be determined as follows:

if the applicable market value is greater than $23.21 per share, a number of shares of the Company’s Common Stock equal to 43.0918 shares of Common Stock;

if the applicable market value is less than or equal to $23.21 per share but greater than or equal to $19.75 per share, a number of shares of the Company’s Common Stock equal to $1,000 divided by the applicable market value; and

if the applicable market value is less than $19.75 per share, a number of shares of the Company’s Common Stock equal to 50.6329 shares of Common Stock.

The term “applicable market value” means the average of the daily volume weighted average price (“VWAP”) of the Company’s Common Stock for the 20 consecutive trading day period beginning on, and including, the 23rd scheduled trading day immediately preceding December 1, 2017.

The term VWAP of the Company’s Common Stock means, on any date of determination, the per share volume weighted average price as displayed under the heading Bloomberg VWAP on Bloomberg page “KND <equity> AQR” (or its equivalent successor if such page is not available) in respect of the period from the scheduled open of trading on the relevant trading day until the scheduled close of trading on the relevant trading day (or if such volume weighted average price is unavailable, the market price of one share of the Company’s Common Stock on such trading day determined, using a volume-weighted average method, by a nationally recognized independent investment banking firm retained for this purpose by the Company).

NOTE 13 – TANGIBLE EQUITY UNITS (Continued)

Following the closing of the Gentiva Merger, the Company will include the minimum number of shares to be issued under the Purchase Contracts in the denominator of the calculation of basic earnings per share.  Diluted earnings per share, when applicable, will include the weighted average number of common shares used in the basic denominator adjusted for the assumed number of shares that would be issued on the balance sheet date as determined by the settlement amount.